Short-term Borrowings - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 253,700,000	$ 39,811	¥ 764,143,000	¥ 376,383,000
Repayment of short-term borrowings	¥ 560,972,000	$ 88,029	595,094,000	¥ 348,383,000
Debt instrument, covenant compliance	The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants for the years ended December 31, 2020 and 2021.	The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants for the years ended December 31, 2020 and 2021.
Bank Borrowings
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 56,700,000		153,000,000
Repayment of short-term borrowings	155,450,000		70,000,000
Remaining balance of loan agreements	¥ 14,250,000		¥ 113,000,000
Debt instrument, term	1 year	1 year	1 year
Weighted average interest rate	5.09%	5.09%	5.29%
US$ Denominated Loan
Short Term Debt [Line Items]
Debt instrument, term			2 years
Proceeds from long-term borrowings			¥ 65,200,000
Debt instrument, interest rate			9.00%
Current portion of loan	¥ 30,300,000		¥ 29,906,000
Repayment of loan	32,230,000		2,719,000
US$ Denominated Loan
Short Term Debt [Line Items]
Remaining balance of loan agreements	449,000		¥ 460,000
Debt instrument, interest rate			6.30%
US$ Denominated Loan | Commercial Back
Short Term Debt [Line Items]
Proceeds from short-term borrowings			¥ 460,000
Credit Facility Agreements
Short Term Debt [Line Items]
Proceeds from short-term borrowings	¥ 197,000,000		¥ 610,683,000
Debt instrument, term	5.09%		6.26%
Repayment of short-term borrowings	¥ 373,292,000		¥ 522,375,000
Remaining balance of loan agreements	¥ 50,000,000		226,292,000
Revolving Credit Facility
Short Term Debt [Line Items]
Debt instrument, term	1 year	1 year
Maximum | Revolving Credit Facility
Short Term Debt [Line Items]
Unused revolving credit facilities	¥ 150,000,000		¥ 33,708,000